Madison Gas and Electric Company Consolidated Statements of Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Revenues:
Regulated electric revenues	$ 96,846	$ 96,339	$ 190,340	$ 186,275
Regulated gas revenues	30,042	18,629	102,509	75,648
Nonregulated revenues	1,400	2,253	2,676	4,557
Total Operating Revenues	128,288	117,221	295,525	266,480
Operating Expenses:
Fuel for electric generation	9,810	11,481	20,570	20,332
Purchased power	21,051	17,314	39,256	36,860
Cost of gas sold	16,748	7,801	61,440	42,646
Other operations and maintenance	41,887	41,278	83,536	84,227
Depreciation and amortization	9,530	9,712	19,154	19,336
Other general taxes	4,765	4,554	9,444	9,554
Income tax provision	8,660	8,596	22,338	18,458
Total Operating Expenses	103,791	92,140	233,400	212,955
Operating Income	24,497	25,081	62,125	53,525
Other Income and Deductions:
Equity in earnings in ATC			4,705	4,484
Total Other Income and Deductions	2,711	2,549	6,020	5,119
Interest Expense:
Net Interest Expense	4,657	4,764	9,332	9,868
Net Income (Loss)	13,891	14,270	36,475	30,318
MGE [Member]
Operating Revenues:
Regulated electric revenues	96,846	96,339	190,340	186,275
Regulated gas revenues	30,042	18,629	102,509	75,648
Nonregulated revenues	1,400	2,253	2,676	4,557
Total Operating Revenues	128,288	117,221	295,525	266,480
Operating Expenses:
Fuel for electric generation	9,810	11,481	20,570	20,332
Purchased power	21,051	17,314	39,256	36,860
Cost of gas sold	16,748	7,801	61,440	42,646
Other operations and maintenance	41,639	41,026	83,143	83,554
Depreciation and amortization	9,530	9,712	19,154	19,336
Other general taxes	4,765	4,554	9,444	9,554
Income tax provision	7,569	7,635	20,439	16,604
Total Operating Expenses	111,112	99,523	253,446	228,886
Operating Income	17,176	17,698	42,079	37,594
Other Income and Deductions:
AFUDC - equity funds	730	310	1,326	464
Equity in earnings in ATC	2,309	2,242	4,705	4,484
Income tax provision	(1,141)	(975)	(1,922)	(1,968)
Other income, net	(430)	(186)	(289)	(130)
Total Other Income and Deductions	1,468	1,391	3,820	2,850
Income before interest expense	18,644	19,089	45,899	40,444
Interest Expense:
Interest on long-term debt	4,919	5,073	9,847	10,270
Other interest, net	1	(148)	(36)	(141)
AFUDC - borrowed funds	(241)	(126)	(437)	(189)
Net Interest Expense	4,679	4,799	9,374	9,940
Net Income Including Noncontrolling Interest	13,965	14,290	36,525	30,504
Less Net Income Attributable to Noncontrolling Interest, net of tax	(6,860)	(6,080)	(13,686)	(12,152)
Net Income (Loss)	$ 7,105	$ 8,210	$ 22,839	$ 18,352